Schedule of transferred to intangible assets the costs of loans and financings linked to working in progress (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans Financing And Debentures
Costs of loans and financing	R$ 1,162	R$ 1,211	R$ 1,250
Financing costs on intangible assets and contract assets (1) (Notes 17 and 21)	15	33	23
Net effect in Profit or loss	R$ 1,147	R$ 1,178	R$ 1,227